Other payables (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Non-current	$ 187,669	$ 346,079	$ 118,590
Current	112,646	63,894	$ 42,882
Payment Plan CAMMESA [member]
IfrsStatementLineItems [Line Items]
Total Non-current	180,993	231,477
Current	48,085	32,502
ENRE penalties and discounts [Member]
IfrsStatementLineItems [Line Items]
Total Non-current	1,666	112,966
Current	60,458	23,967
Finance Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Total Non-current	5,010	1,636
Current	3,877	4,706
Related Parties Other Payables [Member]
IfrsStatementLineItems [Line Items]
Current	206	2,688
Advances For Works To Be Performed [Member]
IfrsStatementLineItems [Line Items]
Current	13	28
Other [Member]
IfrsStatementLineItems [Line Items]
Current	$ 7	$ 3